Related party transactions - Key management's remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related party transactions
Salaries and other short-term employee benefits	$ 669	$ 542	$ 2,313	$ 1,944
Post-employment benefits - contributions to defined contribution plans and share-based payment	610	423	995	706
Directors' fees	144	187	296	250
Key management's remuneration	$ 1,423	$ 1,152	$ 3,604	$ 2,900